Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 12, 2016
Registrant Name	dei_EntityRegistrantName	DEUTSCHE SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000088048
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 12, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 12, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016